Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
Current:
State and local	$ 36	$ 192
Total current	36	192
Income tax expense	$ 36	$ 192